Share-based Payment Expense - Summary of Movement and Options Outstanding Under Share Option Schemes (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) shares Options	Dec. 31, 2016 EUR (€) shares Options	Dec. 31, 2015 EUR (€) shares Options
Disclosure Of Share Based Compensation Expense [Line Items]
Number of options, Exercised | Options	(1,589,335)	(2,223,574)	(2,876,066)
Share Option Schemes Excluding Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Number of options, Outstanding at beginning of year | shares	2,997,495	8,620,690	15,481,191
Number of options, Exercised | shares	(1,462,863)	(2,102,332)	(2,544,141)
Number of options, Lapsed | shares	(92,853)	(3,520,863)	(4,316,360)
Number of options, Outstanding at end of year | shares	1,441,779	2,997,495	8,620,690
Number of options, Exercisable at end of year | shares	1,441,779	2,997,495	5,335,290
Weighted average exercise price, Outstanding at beginning of year | €	€ 21.51	€ 21.14	€ 19.58
Weighted average exercise price, Exercised | €	24.85	22.04	19.35
Lapsed | €	24.14	20.27	16.64
Weighted average exercise price, Outstanding at end of year | €	17.96	21.51	21.14
Weighted average exercise price, Exercisable at end of year | €	€ 17.96	€ 21.51	€ 24.18